Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2010
Property And Equipment, Net [Abstract]
Property And Equipment

	2010	2009
	(in thousands)

Land	$18,405	$16,206
Buildings and leasehold improvements	476,057	368,341
Equipment	539,518	536,328
Computer software	1,025,468	1,013,461

	2,059,448	1,934,336
Accumulated depreciation	(1,244,111)	(1,255,194)

Property and equipment, net	$815,337	$679,142